CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)
Cash flows from (used in) operating activities:
Net earnings	$ 541,540	$ 607,183
Adjustments for:
Depreciation and amortization (note 21)	124,926	135,402
Non-cash restructuring charges related to property, plant and equipment, right-of-use assets, and computer software (note 18)	(3,259)	3,136
Write-downs and impairments	62,290	(31,459)
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	(11,253)	8,012
(Gain) Loss on disposal of property, plant and equipment, including insurance recoveries	(34,195)	(43,660)
Share-based compensation	32,393	37,659
Other (note 22)	8,140	(2,024)
Other adjustments to reconcile profit (loss)	(307,094)	(96,739)
Cash flows from operating activities	413,488	617,510
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(239,128)	(127,457)
Purchase of intangible assets	(5,426)	(2,766)
Business dispositions (acquisitions) (note 5)	33,543	(163,968)
Proceeds from insurance related to property, plant and equipment (PP&E) and other disposals of PP&E	28,607	106,358
Cash flows used in investing activities	(182,404)	(187,833)
Cash flows from (used in) financing activities:
Increase in amounts drawn under revolving long-term bank credit facility	330,000	0
Payment of term loan	0	(400,000)
Payment of lease obligations (note 10(b))	(16,559)	(21,474)
Dividends paid	(123,769)	(90,462)
Proceeds from the issuance of shares	14,968	9,427
Repurchase and cancellation of shares (note 14(d))	(449,158)	(245,140)
Share repurchases for settlement of non-Treasury RSUs (note 14(e))	(8,258)	(4,267)
Withholding taxes paid pursuant to the settlement of non-Treasury RSUs	(5,498)	(2,837)
Cash flows used in financing activities	(258,274)	(754,753)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	(1,639)	(942)
Net (decrease) increase in cash and cash equivalents during the fiscal year	(28,829)	(326,018)
Cash and cash equivalents, beginning of fiscal year	179,246	505,264
Cash and cash equivalents, end of fiscal year	150,417	179,246
Cash paid (included in cash flows from operating activities):
Interest	29,979	22,201
Income taxes, net of refunds	$ 26,527	$ 5,744